Borrowings - Interest Income and Interest Expense (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022
Debt Disclosure [Abstract]
Interest expense	$ 118	$ 0	$ 129	$ 0
Interest income	65	0	75	0
Interest expense, net	$ 53	$ 0	54	$ 0
Interest income			$ 33